Transactions with Related Parties - Additional Information (Detail)										6 Months Ended
	Apr. 03, 2026 USD ($)	Dec. 15, 2025 USD ($)	Aug. 08, 2025 USD ($)	Jan. 10, 2025 USD ($)	Sep. 20, 2024 USD ($)	Aug. 24, 2024 USD ($)	May 17, 2024 USD ($)	Jun. 21, 2023 $ / shares shares	May 31, 2020 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Payable to related parties										$ 35,151,918			$ 3,038,447
Percentage of vote eligible to cast								49.99%
Accounts payable, current										13,859,897			5,959,924
Other liabilities, current										35,151,918			3,038,447
Percentage of previous owners' capitalized costs					50
Handysize Drybulk Vessel [Member]
Related Party Transaction [Line Items]
Percentage of payment in cash						$ 10
Paid in cash						1,550,000
Accounts payable, current						13,950,000
Property, plant, and equipment, fair value						14,700,000
Purchase price						13,150,000
Interest expense										0
Clean Imperial Tanker Vessel [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment				$ 23,350,000
Accounts payable, current				23,972,145
Property, plant, and equipment, fair value				23,550,000
Financing component				422,145
Purchase price				23,550,000
Interest expense										$ 0
Capitalized costs				$ 622,145
Percentage of previous owners' capitalized costs				0.50
Seven Japanese Built Bulkers [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment					$ 129,000,000
Accounts payable, current					129,475,947
Property, plant, and equipment, fair value					128,005,000
Financing component					1,470,947
Purchase price					128,005,000
Capitalized costs					475,947
Three Drybulk Carriers [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property, plant, and equipment	$ 3,580,000
Payments to acquire property, plant, and equipment			$ 51,600,000
Accounts payable, current	32,220,000
Property, plant, and equipment, fair value	35,050,000
Financing component	750,000
Purchase price	31,470,000
Stock issued	$ 3,580,000
Percentage of payment through issuance of common stock	10.00%
Three Handysize Drybulk Carriers [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment		$ 77,910,000
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Related Party Transaction [Line Items]
Dividends payable, amount per share | $ / shares								$ 25
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Dividends payable, nature										15th day of January, April, July and October in each year
Subsequent Event [Member] | Three Drybulk Carriers [Member]
Related Party Transaction [Line Items]
Accounts payable, current												$ 32,220,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Handysize Drybulk Vessel [Member]
Related Party Transaction [Line Items]
Payable to related parties						13,150,000
Payments to acquire property, plant, and equipment							$ 15,500,000
Other liabilities, current						13,150,000
Financing component						$ 800,000
Interest expense											$ 417,949
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Tanker Vessel [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment							$ 23,350,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Clean Imperial Tanker Vessel [Member]
Related Party Transaction [Line Items]
Payable to related parties				$ 23,550,000
Other liabilities, current				$ 23,550,000
Interest expense											422,145
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Seven Japanese Built Bulkers [Member]
Related Party Transaction [Line Items]
Payable to related parties					128,005,000
Other liabilities, current					$ 128,005,000
Interest expense										$ 0	597,656
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Three Drybulk Carriers [Member]
Related Party Transaction [Line Items]
Payable to related parties	$ 31,470,000
Other liabilities, current	$ 31,470,000
Interest expense										583,529	0
C3is Inc [Member]
Related Party Transaction [Line Items]
Equity security measured at fair value										12,983,917			12,990,167
Accrued dividends										347,917			354,167
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Per share conversion price of preferred stock | $ / shares								$ 2.4444
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Related Party Transaction [Line Items]
Dividend income from related party										377,083	377,083
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding | shares								600,000
Preferred stock par or stated value per share | $ / shares								$ 0.01
Number of days after when the stock are eligible to convert to shares								90 days
Preferred stock, dividend rate, percentage								5.00%
Related Party [Member]
Related Party Transaction [Line Items]
Payable to related parties										1,011,530			3,038,447
Other liabilities, current										1,011,530			3,038,447
Bull Shark Pacific Enterprizes Inc [Member]
Related Party Transaction [Line Items]
Payable to related parties										20,976,361			0
Accounts payable, current										1,032,725
Other liabilities, current										20,976,361			0
Accrued interest										445,422
Capitalized costs										338,214
Remaining purchase price payable for vessel acquisition										19,160,000
Grain Transshipments Inc [Member]
Related Party Transaction [Line Items]
Payable to related parties										13,164,027			0
Accounts payable, current										535,446
Other liabilities, current										13,164,027			$ 0
Accrued interest										138,107
Capitalized costs										180,474
Remaining purchase price payable for vessel acquisition										12,310,000
Management fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										1,627,120	1,036,200
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 1,785,657	834,616
Related party transaction, brokerage commission per vessel										1.25%
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 27,500	12,500
Related party transaction, additional amounts of transaction										500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										307,500	195,000
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction									$ 2,500
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 358,000	$ 1,523,500
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of purchase price of vessels										1.00%
Commission as a percentage of sale price of vessels										1.00%
Maximum [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 440